Share-based awards (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share Option Activity	The following table summarizes option activity for the six months ended June 30, 2021:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	553,746	$108.53	$31.63	4.86
Granted	100,299	$177.76	$49.15
Exercised	(4,020)	$42.24	$14.07
Canceled/expired	—	$—	$—

Outstanding at June 30, 2021	650,025	$119.62	$34.44	4.90

Exercisable at June 30, 2021	336,942	$92.71	$27.42	3.63

Schedule of Movement in Non-vested Share Options	The following table summarizes the movement in non-vested share options for the six months ended June 30, 2021:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2020	328,901	$125.89	$36.24

Granted	100,299	$177.76	$49.15
Vested	(116,117)	$109.53	$31.84
Forfeited	—	$—	$—

Non-vested outstanding at June 30, 2021	313,083	$148.58	$42.00

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2021	June 30, 2020
Weighted average grant date fair value	$49.15	$42.43
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	0.78%	0.57%
Expected life	5 years	5 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2021:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	159,641	$137.64	1.14	341,424	$145.77	1.41

Granted	55,444	$177.77		144,274	$207.29
Shares vested	(44,132)	$115.61		(122,331)	$131.37
Forfeited	(3,159)	$115.61		(9,818)	$146.64

Outstanding at June 30, 2021	167,794	$159.18	1.35	353,549	$175.83	1.87

Schedule of Non-cash Stock Compensation Expense	Non-cash stock compensation expense for the six months ended June 30, 2021 and June 30, 2020 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Direct costs	$3,101	$2,353	$5,156	$4,188
Selling, general and administrative	5,379	4,764	9,718	8,998

	$8,480	$7,117	$14,874	$13,186